BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2016
BUSINESS COMBINATION
Schedule of movement of goodwill
	As at December 31
	2015	2016

Balance at the beginning of the year	1,294,664	1,294,664
Addition during the year	—	46,423

Balance at end of year	1,294,664	1,341,087

Schedule of fair value of consideration transferred
Fair value of ordinary shares issued	472,945
Fair value of redeemable preferred shares issued	711,297

Total fair value of total consideration transferred	1,184,242

EDC Holding
BUSINESS COMBINATION
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration transferred		1,184,242
Fair value of non-controlling equity interest previously held by the Company	(i)	62,506

Sub-total		1,246,748

Effective settlement of pre-existing relationships	(ii)	549,521

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(40,999)
Property and equipment	(iii)	(1,535,246)
Identifiable intangible assets	(iv)	(60,322)
Other assets		(96,508)
Short-term borrowings and current portion of long-term borrowings		178,638
Accounts payable		290,326
Obligations under capital leases, current		35,234
Long-term borrowings, excluding current portion		342,130
Deferred tax liabilities		45,748
Obligations under capital leases, non-current		250,318
Other liabilities		89,076

Total identifiable net assets		(501,605)

Goodwill		1,294,664

Note (i):    The gain of RMB62,506 arising from the re-measurement of the existing carrying value of investment in EDC Holding to fair value was recognized in the consolidated statement of operations. The fair value of the previous held non-controlling equity interest was determined by management with the assistance of a third party appraiser.

Note (ii):   Prior to the business combination, the Company had the following pre-existing relationships with EDC Holding: (1) a prepayment due from EDC Holding of RMB254,633 for future services under a service contract with EDC Holding; (2) outstanding loans of RMB344,110 due from EDC Holding; and (3) a loan of US$8,000 (RMB49,222) issued from EDC Holding to the Company in January 2013. No gain or loss was recognized from the effective settlement of such pre-existing relationship between the Company and EDC Holding. At the acquisition date, the amount due from EDC  Holding of RMB598,743 and the amount due to EDC Holding of RMB49,222 are eliminated upon consolidation.

Note (iii):  Property and equipment acquired included data center buildings of RMB624,090, properties acquired under capital lease of RMB422,874, data center equipment of RMB299,801, leasehold improvement of RMB2,694, furniture and office equipment of RMB958, vehicles of RMB749 and construction in progress of RMB184,080.

Note (iv):  Identifiable intangible assets acquired consisted of customer relationships of RMB44,822 with an estimated useful life of 5 to 6 years and favorable lease of RMB15,500 with estimated useful life of 20 years.

WTENG
BUSINESS COMBINATION
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration		129,500
Effective settlement of pre-existing relationships upon consolidation	(i)	43,161
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(1,237)
Property and equipment	(ii)	(281,437)
Identifiable intangible assets	(iii)	(59,500)
Other assets		(25,363)
Accounts payable		131,114
Capital lease and other financing obligations, current		12,097
Capital lease and other financing obligations, non-current		68,584
Deferred tax liabilities		21,143
Other liabilities		8,361

Total identifiable net assets		(126,238)

Goodwill	(iv)	46,423

Note (i):    Prior to the acquisition of WTENG, in February and May 2016, the Company lent short-term loans of RMB40,000 and RMB2,000, respectively, to WTENG. The loans bear an interest rate of 10% per annum and mature in September 2016. No gain or loss was recognized from the effective settlement of such pre-existing relationship between the Company and WTENG. At the acquisition date, the amount due from WTENG of RMB 43,161, including loan principal of RMB42,000 and interest receivable of RMB1,161, is eliminated upon consolidation.

Note (ii):   Property and equipment acquired included properties and equipment acquired under capital lease and other financing arrangement of RMB102,785, data center equipment of RMB19,895, leasehold improvement of RMB132,462 and construction in progress of RMB26,295.

Note (iii):  Identifiable intangible assets acquired consisted of customer relationships of RMB59,500 with an estimated useful life of 7 to 8 years.

Note (iv):  Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition of WTENG. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of WTENG with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.